Unit-based Compensation - Summary of The Fair Value of Each Class C Unit Grant Using A Black-Scholes Option (Detail) - Officers Employees And Directors [Member] - Redeemable Class C Units [Member] - Share-based Payment Arrangement, Option [Member]
	3 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Schedule of Share Based Payment Award Valuation Assumptions Line Items [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	45.00%	40.00%	50.00%	40.00%
Risk-free interest rate	2.30%	0.29%	0.12%	1.58%
Expected term (years)	2 years	2 years	1 year 3 months	3 years